Convertible loans receivable and payable (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 $ / shares
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,110	$ 15,000
Interest rate		10.00%
Maturity date		February 19, 2020
Convertible Loan Receivable		$ 1,922
Gain on derivative warrant liability		590
Derivative warrant liability		$ 711
Short-term secured convertible loan agreements with Pierre Lassonde and two other lenders [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,500
Interest rate	15.00%
Maturity date	July 1, 2019
Conversion price | $ / shares				$ 3.1231
Warrants issued | shares		1,074,999
Exercisable price of warrants | $ / shares				$ 3.1231
Exercisable period of warrants		5 years
Interest expense		$ 200
Derivative asset		200
Loss on derivative option		100
Gain on derivative warrant liability		600
Derivative warrant liability		$ 1,300
Short-term secured convertible loan agreements with Pierre Lassonde and two other lenders [Member] | Extended Period [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	18.00%
Maturity date	October 1, 2019
Convertible loan to Pershing [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		16.00%
Maturity date		June 1, 2019
Convertible Loan Receivable		$ 2,000
Fair value of conversion option
Convertible loan to Pershing [Member] | Extended Period [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		19.00%
Maturity date		September 1, 2019
Conversion price | $ / shares		$ 1.18